License Intangibles and Royalties (Q2) (Tables)	6 Months Ended
Jun. 30, 2019
License Intangibles and Royalties [Abstract]
Guaranteed Minimum Royalty Payments
The contract includes Guaranteed Minimum Royalty Payments for each of the contract years as per the table below:

Dollars in thousands Contract Year	Guaranteed Minimum Royalty
2019-2020	$1,500
2021	$1,000
2022	$1,125
2023	$1,250
2024	$1,500
2025	$1,750